Note 9 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about asset retirement obligations [text block]
	December 31, 2024	December 31, 2023
Balance at January 1	$3,126	$1,790
Change in estimate from discounting	(562)	126
Accretion	100	—
Change in estimate of costs	178	1,210
Transferred to held for sale	—	—
Balance at December 31	$2,842	$3,126